Non-trading investments - Summary of AFS debt securities in an unrealized loss position (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥) Securities
Fair value
Total	¥ 94,656
Unrealized losses
Total	¥ (1,693)
Number of securities
Total | Securities	79
Japanese government securities [Member]
Fair value
Less than 12 months	¥ 24,814
Total	24,814
Unrealized losses
Less than 12 months	(187)
Total	¥ (187)
Number of securities
Less than 12 months | Securities	4
Total | Securities	4
Japanese agency and municipal securities [Member]
Fair value
Less than 12 months	¥ 68,063
Total	68,063
Unrealized losses
Less than 12 months	(1,495)
Total	¥ (1,495)
Number of securities
Less than 12 months | Securities	72
Total | Securities	72
Bank and corporate debt securities [Member]
Fair value
Less than 12 months	¥ 1,779
Total	1,779
Unrealized losses
Less than 12 months	(11)
Total	¥ (11)
Number of securities
Less than 12 months | Securities	3
Total | Securities	3